Equity Capital Structure, 2020 July Equity Offering (Details)			2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($) $ / shares	Jul. 12, 2020 shares	Sep. 09, 2019 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants			$ 2,600,000		$ 265,307,807	$ 39,053,325	$ 2,625,590
Net proceeds from issuance of common stock and warrants			$ 2,300,000
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		5,775,000
Gross proceeds from issuance of common stock and warrants					$ 20,000,000.0
Term of warrant					5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 3.50
Warrants exercised (in shares) | shares				0	5,707,136
Warrants outstanding (in shares) | shares					67,864
Fair value of warrants					$ 13,200,000
Percentage increase in volatility causing increase in fair value of warrants					5.00%
Percentage increase in fair value of warrants due to increase in volatility					1.90%
Private Placement Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility					1.532
2020 July Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		5,775,000
Gross proceeds from issuance of common stock and warrants	$ 17,300,000
Net proceeds from issuance of common stock and warrants	$ 15,700,000